Subsequent Events (Details Narrative) - $ / shares	1 Months Ended
	Mar. 31, 2015	May. 04, 2015	Apr. 30, 2015	Mar. 03, 2015
Number of restricted common stock issued to investors and consultants	426,500
Number of restricted common stock issued, per share	$ 0.10	$ 0.10		$ 0.002
Jacaranda Investments, Inc [Member]
Percentage of ownership			100.00%